Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2017
Fair value measurements [Abstract]
Fair value measurements on a recurring basis - Interest rate swaps
				Notional amount
Counterparty	Inception	Expiry	Fixed Rate	June 30, 2017
Goldman Sachs	October 1, 2014	April 1, 2018	1.7925%	98,099
Goldman Sachs	October 1, 2014	April 1, 2018	1.8075%	98,099
Goldman Sachs	October 1, 2014	April 1, 2018	2.0675%	39,240
Goldman Sachs	October 1, 2014	April 1, 2018	1.8450%	98,099
Goldman Sachs	October 1, 2014	April 1, 2018	1.8025%	58,860
HSH - Star Challenger	September 30, 2014	September 28, 2018	1.7650%	6,719
HSH - Star Fighter	September 30, 2014	September 28, 2018	1.7650%	6,854
Credit Agricole - Star Borealis	November 10, 2014	August 9, 2018	1.7200%	21,986
Credit Agricole - Star Polaris	August 11, 2014	November 9, 2018	1.7050%	23,132
Total				$451,088

Derivative instruments effect on statement of operations
	Six month period ended June 30,
	2016	2017
Unaudited Condensed Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$(1,930)	$1,642
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(2,709)	(1,542)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	(42)	-
Total Gain/(loss) on derivative financial instruments, net	$(4,681)	$100

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(667)	(473)
Total Gain/(loss) recognized	$(667)	$(473)

Gain/(loss) on forward freight agreements
Realized gain/(loss) on forward freight agreements	283	(500)
Unrealized gain/(loss) on forward freight agreements	-	(41)
Total Gain/(Loss) recognized	$283	$(541)

Fair value measurements on a recurring basis
Significant Other Observable Inputs (Level 2)
December 31, 2016		June 30, 2017
(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 41	-	$ -	-
Total	$ 41	-	-	-
LIABILITIES
Forward freight agreements - liability position	$ -	-	-	-
Interest rate swaps - liability position	$ 2,908	437	$ 1,963	241
Total	$ 2,908	437	$ 1,963	241